Financial Instruments and Derivative Contracts - Assets and Liabilities Accounted for at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Total assets	$ 4,870	$ 3,298
Liabilities
Total liabilities	4,725	3,393
Net assets (liabilities)	145	(95)
Commodity Contract [Member]
Assets
Total assets	4,826	3,263
Liabilities
Total liabilities	4,702	3,384
Interest rate derivatives [Member]
Assets
Total assets	31	20
Foreign currency exchange derivatives [Member]
Assets
Total assets	13	15
Liabilities
Total liabilities	23	9
Level 1 [Member]
Assets
Total assets	2,807	1,456
Liabilities
Total liabilities	2,970	1,611
Net assets (liabilities)	(163)	(155)
Level 1 [Member] | Commodity Contract [Member]
Assets
Total assets	2,807	1,456
Liabilities
Total liabilities	2,970	1,611
Level 2 [Member]
Assets
Total assets	1,991	1,779
Liabilities
Total liabilities	1,745	1,746
Net assets (liabilities)	246	33
Level 2 [Member] | Commodity Contract [Member]
Assets
Total assets	1,947	1,744
Liabilities
Total liabilities	1,722	1,737
Level 2 [Member] | Interest rate derivatives [Member]
Assets
Total assets	31	20
Level 2 [Member] | Foreign currency exchange derivatives [Member]
Assets
Total assets	13	15
Liabilities
Total liabilities	23	9
Level 3 [Member]
Assets
Total assets	72	63
Liabilities
Total liabilities	10	36
Net assets (liabilities)	62	27
Level 3 [Member] | Commodity Contract [Member]
Assets
Total assets	72	63
Liabilities
Total liabilities	$ 10	$ 36